                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04003

                      VAN KAMPEN GOVERNMENT SECURITIES FUND
--------------------------------------------------------------------------------

               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 9/30

Date of reporting period: 12/31/06

Item 1.  Schedule of Investments.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:



VAN KAMPEN GOVERNMENT SECURITIES FUND
PORTFOLIO OF INVESTMENTS DECEMBER 31, 2006 (UNAUDITED)


   PAR
  AMOUNT
  (000)     DESCRIPTION                                   COUPON             MATURITY               VALUE

            ADJUSTABLE RATE MORTGAGE BACKED SECURITIES   12.7%

$     2,380 Federal Home Loan Mortgage
               Corp.  ...............................      3.536%            07/01/34           $   2,378,032
      4,422 Federal Home Loan Mortgage
               Corp.  ...............................      4.152             08/01/34               4,445,174
      2,492 Federal National Mortgage
               Association  .........................      3.612             07/01/34               2,499,233
      2,281 Federal National Mortgage
               Association  .........................      4.113             10/01/34               2,286,356
      2,673 Federal National Mortgage
               Association  .........................      4.164             09/01/34               2,667,205
      8,635 Federal National Mortgage
               Association  .........................      4.338             02/01/34               8,607,230
      2,447 Federal National Mortgage
               Association  .........................      4.436             10/01/34               2,444,574
      3,196 Federal National Mortgage
               Association  .........................      5.960             07/01/33               3,242,493
     12,735 Federal National Mortgage
               Association  .........................      6.731             03/01/36              13,003,232
     10,414 Federal National Mortgage
               Association  .........................      6.786             03/01/36              10,633,308
      6,679 Federal National Mortgage
               Association  .........................      7.120             03/01/36               6,826,683
      8,307 Federal National Mortgage
               Association  .........................      7.146             05/01/36               8,490,838
      8,519 Federal National Mortgage
               Association  .........................      7.205             07/01/36               8,721,774
     11,047 Federal National Mortgage
               Association ..........................      7.216             05/01/36              11,293,496
     10,936 Federal National Mortgage
               Association ..........................      7.219             05/01/36              11,179,548
     14,429 Federal National Mortgage
               Association  .........................      7.246             04/01/36              14,751,515
     20,784 Federal National Mortgage
               Association  .........................      7.271             04/01/36              21,382,723
      6,071 Federal National Mortgage
               Association  .........................      7.528             03/01/36               6,209,813
                                                                                                -------------
            TOTAL ADJUSTABLE RATE MORTGAGE BACKED SECURITIES                                      141,063,227
                                                                                                -------------

            ASSET BACKED SECURITIES   0.4%
      4,399 Federal National Mortgage
               Association (REMIC) (b) ..............      5.394             05/28/35               4,411,799
        710 Federal National Mortgage
               Association (REMIC) (b) ..............      5.404             05/28/35                 711,288
                                                                                                -------------
            TOTAL ASSET BACKED SECURITIES ...........................................               5,123,087
                                                                                                -------------

            COLLATERALIZED MORTGAGE OBLIGATIONS     28.3%
      7,592 American Home Mortgage
               Assets (b) .........................        5.550             09/25/46               7,614,330
      5,850 Bear Stearns Mortgage Funding
               Trust (b) ..........................        5.510             12/25/36               5,850,000
      6,451 Bear Stearns Mortgage Funding
               Trust (b) ..........................        5.570             07/25/36               6,442,774
     23,274 Countrywide Alternative Loan
               Trust (c) ..........................        0.002             02/25/37               1,280,080
     31,647 Countrywide Alternative Loan
               Trust (c) ..........................        1.408             03/20/46               1,502,924
     63,314 Countrywide Alternative Loan
               Trust (c) ..........................        1.579             10/25/36               3,331,511
      5,613 Countrywide Alternative Loan
               Trust (b) ..........................        5.510             09/25/35               5,602,524
      6,637 Countrywide Alternative Loan
               Trust (b) ..........................        5.610             05/25/36               6,653,782
      5,873 Countrywide Alternative Loan
               Trust (b) ..........................        5.620             04/25/36               5,896,700
      9,991 Countrywide Home Loans (b).............        5.650             04/25/46              10,002,769
      7,551 DSLA Mortgage Loan Trust (b)...........        5.767             04/19/47               7,560,226
      6,303 Federal Home Loan Mortgage
               Corp.(b) ...........................        5.500             09/25/45               6,332,270
      3,596 Federal Home Loan Mortgage
               Corp. (REMIC) (c)(d) ...............        2.650             03/15/32                 283,336
      5,022 Federal Home Loan Mortgage
               Corp. (REMIC) (b) ..................        5.950             03/15/34               5,057,493
      3,224 Federal Home Loan Mortgage
               Corp. (REMIC) (c) ..................        6.500             05/15/33                 678,274
      3,405 Federal Home Loan Mortgage
               Corp. (STRIPS) (c) .................        6.000             05/01/31                 647,531
      3,127 Federal Home Loan Mortgage
               Corp. (STRIPS) (c) .................        6.500             04/01/28                 662,446
     10,427 Federal National Mortgage
               Association  .......................        5.500             11/25/43              10,367,241
     20,250 Federal National Mortgage
               Association  .......................        6.022             11/25/10              20,924,643
      6,690 Federal National Mortgage
               Association (b) ....................        5.550             05/25/35               6,716,758
      5,449 Federal National Mortgage
               Association (REMIC) (c)(d)..........        1.050             07/25/34                 219,687
     12,354 Federal National Mortgage
               Association (REMIC) (b) ............        5.046             11/25/28              12,378,173
     43,893 Federal National Mortgage
               Association (REMIC) (b) ............        5.410             12/25/36              43,771,721
      7,011 Federal National Mortgage
               Association (REMIC) (b) ............        5.750             12/18/32               7,069,772
        171 Federal National Mortgage
               Association, Class F
               (REMIC) (b) ........................        5.825             03/25/09                 171,998
      7,422 Federal National Mortgage
               Association (REMIC) (c) ............       6.0000       08/25/32 to 07/25/33         1,122,091
     15,011 Federal National Mortgage
               Association (REMIC) (c) ............        6.500       02/25/33 to 05/25/33         3,207,238
      2,965 Federal National Mortgage
             Association (REMIC) (c) ..............        7.000             04/25/33                 667,193

      2,857 Government National Mortgage
               Association (c)(d) .................        2.050             05/16/32                 195,108
      2,938 Government National Mortgage
               Association (c)(d) .................        2.650             05/16/32                 178,703
     60,573 Greenpoint Mortgage Funding
               Trust (c) ..........................          *         06/25/45 to 10/25/45         1,747,692
      7,600 Greenpoint Mortgage Funding
               Trust  .............................        5.580             01/26/37               7,600,000
         14 Harborview Mortgage Loan
               Trust (e) ..........................          *         03/19/37 to 07/19/47            10,529
     27,271 Harborview Mortgage Loan
               Trust (b)(c) .......................        1.412             06/19/35                 647,696
     30,291 Harborview Mortgage Loan
               Trust (b)(c) .......................        1.704             05/19/35                 747,814
     51,601 Harborview Mortgage Loan
               Trust (b)(c) .......................        2.009             01/19/36               1,354,514
     32,156 Harborview Mortgage Loan
               Trust (b)(c) .......................        2.076             03/19/37               1,482,168
     48,286 Harborview Mortgage Loan
               Trust (b)(c) .......................        2.184             07/19/47               1,818,273
     18,520 Harborview Mortgage Loan
               Trust (b)(c) .......................        2.287             01/19/36                 526,649
     13,504 Harborview Mortgage Loan
               Trust (b) ..........................        5.500       11/19/36 to 02/19/37        13,507,113
      6,518 Harborview Mortgage Loan
               Trust (b) ..........................        5.570             08/21/46               6,523,025
     10,869 Harborview Mortgage Loan
               Trust (b) ..........................        6.827             01/19/36              11,093,439
     23,342 Indymac Index Mortgage Loan
               Trust (b)(c) .......................        1.343             07/25/35                 758,600
      6,233 Indymac Index Mortgage Loan
               Trust (b) ..........................        5.730             10/25/36               6,267,285
      5,023 Luminent Mortgage Trust (b)............        5.590             10/25/46               5,039,940
      6,000 Residential Accredit Loans, Inc. (b)...        5.510             01/25/37               6,000,000
      6,156 Residential Accredit Loans, Inc. (b)...        5.540             12/25/36               6,155,753
      6,542 Residential Accredit Loans, Inc. (b)...        5.580             06/25/46               6,534,334
      9,979 Residential Accredit Loans, Inc. (b)...        5.620             02/25/46               9,999,192
      3,880 Structured Asset Mortgage
               Investments, Inc. (b) ..............        5.540             02/25/36               3,886,572
      9,580 Structured Asset Mortgage
               Investments, Inc. (b) ..............        5.550             07/25/36               9,609,905

      6,539 Structured Asset Mortgage
               Investments, Inc. (b) ..............        5.580             08/25/36               6,559,508

     81,758 Washington Mutual, Inc. (c)............          *         06/25/44 to 10/25/44         1,502,033
      5,071 Washington Mutual, Inc. (b)............        5.690             11/25/45               5,080,012
      5,944 Washington Mutual, Inc. (b)............        5.698             04/25/46               5,980,191
      5,054 Washington Mutual, Inc. (b)............        5.710             07/25/45               5,079,893
      6,031 Washington Mutual, Inc. (b)............        5.767             05/25/46               6,038,538
                                                                                                -------------
            TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS 28.3% ..........................            313,939,964
                                                                                                -------------

            MORTGAGE BACKED SECURITIES   16.0%
        267 Federal Home Loan Mortgage
               Corp.  .............................        6.000       04/01/29 to 04/01/31            270,396
         85 Federal Home Loan Mortgage
               Corp.  .............................        6.500             03/01/26                   86,824
     10,899 Federal Home Loan Mortgage
               Corp.  .............................        7.500       03/01/20 to 06/01/34         11,340,578
        882 Federal Home Loan Mortgage
               Corp.  .............................        8.000       07/01/24 to 10/01/31            926,964

          0 Federal Home Loan Mortgage
               Corp.  .............................       11.000             02/01/14                      98
     13,600 Federal Home Loan Mortgage
               Corp., January  ....................        4.500               TBA                 12,741,500
      6,650 Federal National Mortgage
               Association  .......................        3.920             01/01/08               6,577,305
      3,647 Federal National Mortgage
               Association  .......................        6.000       02/01/09 to 02/01/18         3,701,091
     19,664 Federal National Mortgage
               Association  .......................        6.500       12/01/07 to 01/01/34        20,137,140
     51,643 Federal National Mortgage
               Association  .......................        7.000       08/01/14 to 06/01/36        53,138,801
     13,611 Federal National Mortgage
               Association  .......................        7.500       01/01/07 to 12/01/32        14,169,631
      1,646 Federal National Mortgage
               Association  .......................        8.000       09/01/24 to 04/01/32         1,738,003
        108 Federal National Mortgage
               Association  (FHA/VA)...............        8.500       01/01/22 to 09/01/24           115,423
         20 Federal National Mortgage
               Association  .......................       11.500       05/01/15 to 03/01/19            22,009
        154 Federal National Mortgage
               Association  .......................       12.000      03/01/13 to  01/01/16           168,620
     36,000 Federal National Mortgage
               Association, January  ..............        7.000               TBA                 36,956,232
      1,318 Government National Mortgage
               Association  .......................        6.000             12/15/28               1,340,439
      2,479 Government National Mortgage
               Association  .......................        6.500       06/15/23 to 02/15/29         2,551,412
      2,727 Government National Mortgage
               Association  .......................        7.000       12/15/22 to 12/15/27         2,818,697
      2,653 Government National Mortgage
               Association  .......................        7.500       02/15/07 to 08/15/28         2,769,270
      2,445 Government National Mortgage
               Association  .......................        8.000       07/15/07 to 10/15/25         2,583,946
      1,433 Government National Mortgage
               Association  .......................        8.500       06/15/08 to 12/15/21         1,538,076
        564 Government National Mortgage
               Association  .......................        9.000       12/15/17 to 12/15/19           603,607
          5 Government National Mortgage
               Association  .......................       11.000       01/15/10 to 11/15/20             5,087
        466 Government National Mortgage
               Association  .......................       12.000       01/15/13 to 06/15/15           523,960
        176 Government National Mortgage
               Association  .......................       12.500       05/15/10 to 06/15/15           195,762
        279 Government National Mortgage
               Association II  ....................        6.000             04/20/29                 282,482
                                                                                                -------------
            TOTAL MORTGAGE BACKED SECURITIES  16.0%...................................            177,303,353
                                                                                                -------------

            UNITED STATES GOVERNMENT AGENCY OBLIGATIONS   8.7%
     43,000 Federal Home Loan Bank ................        3.000             04/15/09              41,258,973
     31,200 Federal Home Loan Mortgage
               Corp.  .............................        6.625             09/15/09              32,514,799
     10,700 Federal National Mortgage
               Association  .......................        7.125             06/15/10              11,448,123
      9,155 Tennessee Valley Authority Ser G.......        7.125             05/01/30              11,548,648
                                                                                                -------------
            TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS .......................              96,770,543
                                                                                                -------------

            UNITED STATES TREASURY OBLIGATIONS 33.5%

     79,100 United States Treasury Bonds ...........       5.250             11/15/28              82,974,714
      8,000 United States Treasury Bonds ...........       6.125             08/15/29               9,352,504
     14,500 United States Treasury Bonds ...........       8.125             08/15/21              19,356,369
      1,000 United States Treasury Bonds ...........       8.750             05/15/17               1,323,282
      5,000 United States Treasury
               Bonds (a) ...........................       8.750             08/15/20               6,914,065
     34,000 United States Treasury Bonds ...........       9.250             02/15/16              45,305,000
      7,000 United States Treasury Bonds ...........      10.375             11/15/12               7,313,362
     11,000 United States Treasury Bonds ...........      12.000             08/15/13              12,221,176
     40,000 United States Treasury Notes ...........       3.125             05/15/07              39,731,280
     54,565 United States Treasury Notes ...........       3.875             02/15/13              52,239,603
     39,000 United States Treasury Notes ...........       4.000             11/15/12              37,667,019
     57,000 United States Treasury Notes ...........       4.750             05/15/14              57,164,787
                                                                                                -------------
              TOTAL UNITED STATES TREASURY OBLIGATIONS                                            371,563,161
                                                                                                -------------

  TOTAL LONG-TERM INVESTMENTS   99.6%
    (Cost $1,109,902,616).............................................................          1,105,763,335



                                                                          EXPIRATION           EXERCISE
  DESCRIPTION                                           CONTRACTS            DATE               PRICE            VALUE
--------------------------------------------------------------------------------------------------------------------------
  PURCHASED OPTIONS  0.0%
     EuroDollar Futures, June  2007 ..................    2,901            06/18/07             94.25       $       72,525
     EuroDollar Futures, June  2007 ..................      381            06/18/07             94.50               33,338
                                                                                                            --------------
  TOTAL PURCHASED OPTIONS
    (Cost $1,018,121).....................................................................................         105,863
                                                                                                            --------------
  REPURCHASE AGREEMENTS   4.4%
  Citigroup Global Markets, Inc. ($9,905,254 par collateralized by U.S.
    Government obligations in a pooled cash account, interest rate of
    5.23%, dated 12/29/06, to be sold on 01/02/07 at $9,911,010)  ........................................       9,905,254
  State Street Bank & Trust Co. ($38,574,746 par collateralized by U.S.
    Government obligations in a pooled cash account, interest rate of
    5.08%, dated 12/29/06, to be sold on 01/02/07 at $38,596,519)  .......................................      38,574,746
                                                                                                            --------------

  TOTAL REPURCHASE AGREEMENTS
    (Cost $48,480,000)....................................................................................      48,480,000
                                                                                                            --------------

  TOTAL INVESTMENTS  104.0%
    (Cost $1,159,400,737).................................................................................   1,154,349,198

  LIABILITIES IN EXCESS OF OTHER ASSETS  (4.0%)...........................................................     (44,522,354)
                                                                                                            --------------

  NET ASSETS 100.0%.......................................................................................  $1,109,826,844
                                                                                                            --------------


  Percentages are calculated as a percentage of net assets.

  The obligations of certain United States Government sponsored entities are neither issued or guaranteed by the United States Treasury

  *  Zero coupon bond

  (a) All or a portion of this security has been physically segregated in connection with open futures contracts.
  (b) Floating Rate Coupon
  (c) IO - Interest Only
  (d) Inverse Floating Rate
  (e) PO - Principal Only

  FHA/VA - Federal Housing Administration/Department of Veteran Affairs
  REMIC -  Real Estate Mortgage Investment Conduits
  STRIPS - Separate Trading of Registered Interest and Principal of Securities
  TBA - To be announced, maturity date has not yet been established. Upon settlement and delivery of the mortgage pools, maturity dates will be assigned.



  FUTURES CONTRACTS OUTSTANDING AS OF DECEMBER 31, 2006:

                                                                                                UNREALIZED
                                                                                               APPRECIATION/
                                                                       CONTRACTS                DEPRECIATION
  LONG CONTRACTS:
  U.S. Treasury Bond Futures March 2007 (Current
     Notional Value of $111,438 per contract)....................            297               $     (433,276)
  U.S. Treasury Notes 10-Year Futures March 2007
     (Current Notional Value of $107,469 per contract)...........          1,304                   (1,152,685)

  SHORT CONTRACTS:
  U.S. Treasury Notes 2-Year Futures March 2007
     (Current Notional Value of $204,031 per contract)...........          1,354                      907,044
  U.S. Treasury Notes 5-Year Futures March 2007
     (Current Notional Value of $105,063 per contract)...........            735                      556,596
                                                                    ------------               --------------
                                                                           3,690               $     (122,321)
                                                                    ------------               --------------

Item 2. Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 3. Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen Government Securities Fund

By: /s/ Ronald E. Robison
    -------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: February 8, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    -------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: February 8, 2007


By: /s/ James W. Garrett
    -------------------------------
Name: James W. Garrett
Title: Principal Financial Officer
Date: February 8, 2007